Commitments, Contingencies and Guarantees - Contractual Obligations (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	€ 3,073,427
1 year	1,538,689
2 year	194,311
3 year	318,870
4 year	65,427
5 year	36,959
After 5 years	919,171
Long-term Debt [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	1,311,503	[1]
1 year	44,958	[1]
2 year	45,302	[1]
3 year	283,058	[1]
4 year	54,155	[1]
5 year	27,075	[1]
After 5 years	856,955	[1]
Operating Lease Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	89,209
1 year	29,280
2 year	22,590
3 year	11,534
4 year	8,256
5 year	6,961
After 5 years	10,588
Purchase Obligations [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	1,588,977
1 year	1,464,451
2 year	113,606
3 year	10,186
4 year	158
5 year	556
After 5 years	20
Unrecognized Tax Benefits [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Contractual obligations	83,738
1 year
2 year	12,813
3 year	14,092
4 year	2,858
5 year	2,367
After 5 years	€ 51,608

[1]	See Note 15 to our Financial Statements for the amounts excluding interest expense.